Organization - Additional Information (Detail) ¥ in Millions		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 26, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 09, 2016 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation				Nov. 16, 2016
Net asset of VIE, not pledged		¥ 10,993		¥ 10,993	$ 1,579,000,000	¥ 7,497
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, consideration			$ 100,000
Qu Plus Plus [member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, consideration	$ 0
WFOEs [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of controlled subsidiary		100.00%